LICENSE AND COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Recorded Unconditional Purchase Obligations	The minimum lease payments are as follows (in thousands):
Year	Amount
2016 (remaining)	$114
2017	157
2018	162
2019	167
$600

The minimum lease payments are as follows (in thousands):
Year	Amount
2016	$152
2017	157
2018	162
2019	167
$638